Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 6.65%
Basic Industry — 0.12%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	61,000	$ 78,100
		78,100
Brokerage — 0.07%
New Mountain Finance 144A 7.50% exercise price $14.20, maturity date 10/15/25 #	47,000	48,414
		48,414
Capital Goods — 0.42%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	58,000	133,284
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	155,000	146,320
		279,604
Communications — 0.48%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	201,000	146,830
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	181,000	116,579
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	56,000	51,543
		314,952
Consumer Cyclical — 0.48%
Cheesecake Factory 0.375% exercise price $77.09, maturity date 6/15/26	236,000	200,895
Ford Motor 3.174% exercise price $15.85, maturity date 3/15/26 ^	123,000	119,003
		319,898
Consumer Non-Cyclical — 2.36%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	64,000	65,185
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	196,000	201,488
Chegg 5.021% exercise price $107.55, maturity date 9/1/26 ^	188,000	148,081
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	163,000	114,507
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	168,000	$ 159,012
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	37,000	39,608
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	160,000	154,160
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	116,000	107,157
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	93,000	101,254
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	37,000	44,558
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	152,000	142,215
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	319,000	282,429
		1,559,654
Electric — 0.51%
NextEra Energy Partners 144A 1.319% exercise price $75.33, maturity date 11/15/25 #, ^	54,000	51,651
NRG Energy 2.75% exercise price $43.46, maturity date 6/1/48	158,000	158,079
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	114,000	127,224
		336,954
Energy — 0.31%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	144,000	207,643
		207,643
Financials — 0.58%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	114,000	207,879
NQ-DDF [2/23] 4/23 (2832178)    1

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.   (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials (continued)
Repay Holdings 144A 6.139% exercise price $33.60, maturity date 2/1/26 #, ^	222,000	$ 176,601
		384,480
Industrials — 0.04%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	53,000	23,353
		23,353
Real Estate Investment Trusts — 0.10%
Summit Hotel Properties 1.50% exercise price $11.88, maturity date 2/15/26	76,000	66,462
		66,462
Technology — 0.98%
Block 0.125% exercise price $121.01, maturity date 3/1/25	96,000	95,400
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	208,000	231,296
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	90,000	190,261
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	69,000	73,794
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	69,000	60,893
		651,644
Transportation — 0.20%
Spirit Airlines 1.00% exercise price $43.13, maturity date 5/15/26	160,000	131,440
		131,440
Total Convertible Bonds (cost $4,302,144)		4,402,598

Corporate Bonds — 22.52%
Automotive — 1.36%
Allison Transmission 144A 5.875% 6/1/29 #	215,000	203,922
Ford Motor 4.75% 1/15/43	55,000	40,183
Ford Motor Credit
3.375% 11/13/25	310,000	285,895
4.542% 8/1/26	305,000	283,016

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)

Goodyear Tire & Rubber 5.25% 7/15/31	105,000	$ 89,528
		902,544
Basic Industry — 2.34%
ATI 5.125% 10/1/31	65,000	57,326
Avient 144A 5.75% 5/15/25 #	58,000	56,916
Chemours 144A 5.75% 11/15/28 #	105,000	92,342
CP Atlas Buyer 144A 7.00% 12/1/28 #	55,000	41,044
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	194,189
FMG Resources August 2006 144A 5.875% 4/15/30 #	100,000	94,307
Freeport-McMoRan 5.45% 3/15/43	185,000	167,294
Koppers 144A 6.00% 2/15/25 #	140,000	135,497
Novelis 144A 4.75% 1/30/30 #	130,000	114,347
Olin
5.00% 2/1/30	120,000	109,334
5.125% 9/15/27	130,000	123,709

Standard Industries 144A 4.75% 1/15/28 #	95,000	85,442
Steel Dynamics 5.00% 12/15/26	280,000	274,476
		1,546,223
Capital Goods — 0.71%
Bombardier 144A 7.50% 2/1/29 #	25,000	24,525
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	105,000	105,754
144A 9.25% 4/15/27 #	60,000	56,466

Sealed Air 144A 5.00% 4/15/29 #	100,000	91,408
Terex 144A 5.00% 5/15/29 #	120,000	110,285
TransDigm 144A 6.25% 3/15/26 #	85,000	83,974
		472,412
Communications — 1.72%
Altice France 144A 5.50% 10/15/29 #	240,000	188,084
Connect Finco 144A 6.75% 10/1/26 #	200,000	185,228
Consolidated Communications
144A 5.00% 10/1/28 #	45,000	29,983
144A 6.50% 10/1/28 #	110,000	80,575

Digicel International Finance 144A 8.75% 5/25/24 #	200,000	176,171
Frontier Communications Holdings
144A 5.00% 5/1/28 #	15,000	13,178
144A 5.875% 10/15/27 #	170,000	158,100
5.875% 11/1/29	25,000	20,056
144A 6.75% 5/1/29 #	65,000	54,722

Sprint 7.875% 9/15/23	68,000	68,696

2    NQ-DDF [2/23] 4/23 (2832178)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	$ 164,684
		1,139,477
Consumer Goods — 0.42%
Pilgrim's Pride 4.25% 4/15/31	150,000	125,402
Post Holdings
144A 5.625% 1/15/28 #	120,000	114,709
144A 5.75% 3/1/27 #	40,000	38,992
		279,103
Energy — 3.34%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	115,000	100,169
144A 7.00% 11/1/26 #	55,000	53,434
Callon Petroleum
144A 7.50% 6/15/30 #	25,000	23,510
144A 8.00% 8/1/28 #	135,000	132,513

CNX Midstream Partners 144A 4.75% 4/15/30 #	55,000	45,153
CNX Resources 144A 6.00% 1/15/29 #	105,000	95,310
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	128,000	116,579
EQM Midstream Partners 144A 4.75% 1/15/31 #	180,000	146,434
Genesis Energy
7.75% 2/1/28	135,000	129,384
8.00% 1/15/27	105,000	102,795
Hilcorp Energy I
144A 6.00% 4/15/30 #	115,000	104,486
144A 6.00% 2/1/31 #	10,000	9,009
144A 6.25% 4/15/32 #	52,000	47,220

Murphy Oil 6.375% 7/15/28	175,000	169,106
NuStar Logistics
5.625% 4/28/27	105,000	97,864
6.00% 6/1/26	78,000	74,195
Occidental Petroleum
6.45% 9/15/36	45,000	45,286
6.60% 3/15/46	120,000	122,278
6.625% 9/1/30	55,000	56,591

PDC Energy 5.75% 5/15/26	120,000	114,763
Southwestern Energy
5.375% 2/1/29	15,000	14,047
5.375% 3/15/30	75,000	68,625
USA Compression Partners
6.875% 4/1/26	55,000	52,771
6.875% 9/1/27	103,000	97,658

Vital Energy 144A 7.75% 7/31/29 #	90,000	78,048
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Weatherford International 144A 8.625% 4/30/30 #	115,000	$ 114,979
		2,212,207
Financial Services — 1.00%
Ally Financial 5.75% 11/20/25	280,000	274,314
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	150,000	134,877
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	172,825
MSCI 144A 3.625% 11/1/31 #	95,000	79,533
		661,549
Healthcare — 1.50%
Bausch Health
144A 11.00% 9/30/28 #	62,000	48,824
144A 14.00% 10/15/30 #	13,000	8,297

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	177,131
CHS 144A 4.75% 2/15/31 #	60,000	46,421
DaVita
144A 3.75% 2/15/31 #	50,000	37,807
144A 4.625% 6/1/30 #	90,000	74,270

Encompass Health 5.75% 9/15/25	80,000	78,716
HCA 7.58% 9/15/25	80,000	82,162
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	100,000	84,706
Service Corp International 4.00% 5/15/31	185,000	156,456
Tenet Healthcare
4.25% 6/1/29	105,000	92,043
6.125% 10/1/28	115,000	106,479
		993,312
Insurance — 0.90%
HUB International 144A 5.625% 12/1/29 #	140,000	120,345
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	155,000	157,616
NFP
144A 6.875% 8/15/28 #	105,000	89,549
144A 7.50% 10/1/30 #	40,000	38,124

USI 144A 6.875% 5/1/25 #	195,000	191,771
		597,405
Leisure — 1.81%
Boyd Gaming 4.75% 12/1/27	189,000	177,369
Caesars Entertainment 144A 8.125% 7/1/27 #	55,000	55,600
Carnival
144A 5.75% 3/1/27 #	195,000	160,645
144A 7.625% 3/1/26 #	100,000	89,886

NQ-DDF [2/23] 4/23 (2832178)    3

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

GLP Capital 5.375% 4/15/26	110,000	$ 107,381
Hilton Domestic Operating 144A 4.00% 5/1/31 #	310,000	264,064
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	293,000	255,643
Scientific Games International 144A 7.25% 11/15/29 #	85,000	83,619
		1,194,207
Media — 1.84%
AMC Networks 4.25% 2/15/29	105,000	77,235
CCO Holdings
144A 4.50% 8/15/30 #	120,000	98,827
4.50% 5/1/32	25,000	19,813
144A 5.125% 5/1/27 #	80,000	74,104
144A 5.375% 6/1/29 #	85,000	75,892

CMG Media 144A 8.875% 12/15/27 #	145,000	97,725
CSC Holdings
144A 3.375% 2/15/31 #	250,000	171,675
144A 5.00% 11/15/31 #	200,000	106,695

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	90,000	77,385
Directv Financing 144A 5.875% 8/15/27 #	105,000	93,994
Gray Television 144A 4.75% 10/15/30 #	190,000	139,475
Sirius XM Radio 144A 4.00% 7/15/28 #	215,000	184,019
		1,216,839
Real Estate — 0.19%
VICI Properties
144A 3.875% 2/15/29 #	45,000	39,170
144A 5.75% 2/1/27 #	85,000	83,002
		122,172
Retail — 1.49%
Asbury Automotive Group
144A 4.625% 11/15/29 #	135,000	117,526
4.75% 3/1/30	65,000	56,387
Bath & Body Works
6.875% 11/1/35	105,000	92,798
6.95% 3/1/33	69,000	60,109

Bloomin' Brands 144A 5.125% 4/15/29 #	100,000	89,090
Levi Strauss & Co. 144A 3.50% 3/1/31 #	68,000	55,662
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	130,000	114,445
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Retail (continued)
Michaels
144A 5.25% 5/1/28 #	55,000	$ 45,829
144A 7.875% 5/1/29 #	45,000	33,916

Murphy Oil USA 144A 3.75% 2/15/31 #	95,000	76,966
PetSmart 144A 7.75% 2/15/29 #	250,000	244,125
		986,853
Services — 1.76%
Aramark Services 144A 5.00% 2/1/28 #	225,000	207,360
CDW 3.569% 12/1/31	210,000	173,522
GFL Environmental 144A 3.75% 8/1/25 #	39,000	36,751
Iron Mountain 144A 4.50% 2/15/31 #	200,000	165,780
NESCO Holdings II 144A 5.50% 4/15/29 #	98,000	87,443
Prime Security Services Borrower 144A 5.75% 4/15/26 #	145,000	140,275
Staples 144A 7.50% 4/15/26 #	85,000	75,745
United Rentals North America 3.875% 2/15/31	99,000	84,829
Univar Solutions USA 144A 5.125% 12/1/27 #	95,000	90,414
White Cap Buyer 144A 6.875% 10/15/28 #	113,000	102,728
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	2,000	1,888
		1,166,735
Technology & Electronics — 0.77%
Clarios Global 144A 8.50% 5/15/27 #	22,000	21,896
CommScope Technologies 144A 6.00% 6/15/25 #	10,000	9,593
Entegris Escrow
144A 4.75% 4/15/29 #	63,000	57,340
144A 5.95% 6/15/30 #	120,000	111,760

Go Daddy Operating 144A 3.50% 3/1/29 #	105,000	88,071
Sensata Technologies 144A 4.00% 4/15/29 #	60,000	52,986
SS&C Technologies 144A 5.50% 9/30/27 #	175,000	164,857
		506,503
Transportation — 0.70%
American Airlines 144A 5.75% 4/20/29 #	59,108	56,276
Delta Air Lines 7.375% 1/15/26	131,000	134,917

4    NQ-DDF [2/23] 4/23 (2832178)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Grupo Aeromexico 144A 8.50% 3/17/27 #	200,000	$ 180,063
Seaspan 144A 5.50% 8/1/29 #	26,000	19,603
United Airlines
144A 4.375% 4/15/26 #	35,000	32,973
144A 4.625% 4/15/29 #	45,000	39,935
		463,767
Utilities — 0.67%
Calpine
144A 5.00% 2/1/31 #	185,000	152,433
144A 5.25% 6/1/26 #	33,000	31,667

PG&E 5.25% 7/1/30	60,000	53,624
Vistra
144A 7.00% 12/15/26 #, μ, ψ	135,000	126,416
144A 8.00% 10/15/26 #, μ, ψ	80,000	76,888
		441,028
Total Corporate Bonds (cost $16,705,585)		14,902,336
	Number of shares
Common Stocks — 64.70%
Communication Services — 5.33%
Comcast Class A	31,648	1,176,356
Verizon Communications	30,800	1,195,348
Walt Disney †	11,579	1,153,384
		3,525,088
Consumer Discretionary — 7.18%
Dollar General	5,375	1,162,612
Dollar Tree †	8,400	1,220,352
Lowe's	5,800	1,193,350
TJX	15,300	1,171,980
		4,748,294
Consumer Staples — 3.70%
Archer-Daniels-Midland	15,100	1,201,960
Conagra Brands	34,263	1,247,516
		2,449,476
Energy — 1.73%
ConocoPhillips	11,079	1,145,015
		1,145,015
Financials — 7.35%
American International Group	20,100	1,228,311
MetLife	17,164	1,231,174
Truist Financial	25,500	1,197,225
US Bancorp	25,300	1,207,569
		4,864,279
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 10.83%
Baxter International	31,000	$ 1,238,450
Cigna Group	4,108	1,199,947
CVS Health	14,000	1,169,560
Hologic †	14,859	1,183,371
Johnson & Johnson	7,600	1,164,776
Merck & Co.	11,400	1,211,136
		7,167,240
Industrials — 7.25%
Dover	7,995	1,198,450
Honeywell International	6,224	1,191,772
Northrop Grumman	2,600	1,206,686
Raytheon Technologies	12,214	1,198,071
		4,794,979
Information Technology — 10.96%
Broadcom	2,100	1,248,009
Cisco Systems	26,000	1,258,920
Cognizant Technology Solutions Class A	18,482	1,157,528
Fidelity National Information Services	18,339	1,162,142
Motorola Solutions	4,600	1,208,926
Oracle	13,900	1,214,860
		7,250,385
Materials — 1.79%
DuPont de Nemours	16,232	1,185,423
		1,185,423
REIT Diversified — 0.04%
LXP Industrial Trust	2,585	26,962
		26,962
REIT Healthcare — 0.47%
Alexandria Real Estate Equities	620	92,864
CareTrust REIT	1,313	25,827
Healthcare Realty Trust	1,138	22,191
Healthpeak Properties	1,004	24,156
Medical Properties Trust	504	5,191
Ventas	625	30,406
Welltower	1,500	111,180
		311,815
REIT Hotel — 0.32%
Gaming and Leisure Properties	1,391	74,947
VICI Properties	4,068	136,400
		211,347
REIT Industrial — 0.75%
Plymouth Industrial REIT	860	18,602
Prologis	3,286	405,492
Rexford Industrial Realty	544	32,890

NQ-DDF [2/23] 4/23 (2832178)    5

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Terreno Realty	610	$ 37,948
		494,932
REIT Information Technology — 0.34%
Digital Realty Trust	689	71,815
Equinix	227	156,237
		228,052
REIT Lodging — 0.23%
Apple Hospitality REIT	3,557	58,726
Chatham Lodging Trust	1,807	22,063
Host Hotels & Resorts	3,211	53,945
Park Hotels & Resorts	1,358	18,673
		153,407
REIT Mall — 0.13%
Simon Property Group	720	87,905
		87,905
REIT Manufactured Housing — 0.13%
Equity LifeStyle Properties	611	41,860
Sun Communities	317	45,375
		87,235
REIT Multifamily — 2.41%
American Homes 4 Rent Class A	1,505	46,685
AvalonBay Communities	427	73,666
Camden Property Trust	583	66,905
Equity Residential	19,779	1,236,583
Essex Property Trust	350	79,821
Independence Realty Trust	965	17,457
Mid-America Apartment Communities	358	57,316
UDR	401	17,179
		1,595,612
REIT Office — 0.20%
Cousins Properties	1,866	45,698
Highwoods Properties	1,693	44,864
Kilroy Realty	493	17,758
Piedmont Office Realty Trust Class A	2,491	22,793
		131,113
REIT Self-Storage — 0.45%
CubeSmart	619	29,087
Extra Space Storage	474	78,044
Life Storage	152	18,319
Public Storage	587	175,484
		300,934
REIT Shopping Center — 0.62%
Agree Realty	661	46,786
Brixmor Property Group	3,334	75,482
Kimco Realty	3,094	63,767
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center (continued)
Kite Realty Group Trust	1,039	$ 22,567
Phillips Edison & Co.	936	31,908
Regency Centers	1,065	66,989
Retail Opportunity Investments	3,914	55,696
SITE Centers	2,309	30,871
Urban Edge Properties	831	12,797
		406,863
REIT Single Tenant — 0.32%
Four Corners Property Trust	1,135	30,815
National Retail Properties	618	28,008
Realty Income	1,465	93,687
Spirit Realty Capital	1,358	55,922
		208,432
REIT Specialty — 0.34%
EPR Properties	365	14,907
Essential Properties Realty Trust	1,905	49,073
Invitation Homes	2,970	92,842
Lamar Advertising Class A	240	25,094
Outfront Media	1,026	17,904
WP Carey	309	25,078
		224,898
Utilities — 1.83%
Edison International	18,300	1,211,643
		1,211,643
Total Common Stocks (cost $36,094,222)		42,811,329

Convertible Preferred Stock — 0.92%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	70	66,585
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	1,729	47,132
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	1,374	72,314
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	3,327	154,040
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	133	113,050
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	453	50,822
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,250	107,025
Total Convertible Preferred Stock (cost $640,352)		610,968

6    NQ-DDF [2/23] 4/23 (2832178)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 6.85%
Money Market Mutual Funds — 6.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	1,132,599	$ 1,132,599
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	1,132,599	1,132,599
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	1,132,599	1,132,599
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,132,599	1,132,599
Total Short-Term Investments (cost $4,530,396)		4,530,396

Total Value of Securities—101.64% (cost $62,272,699)		67,257,627
Liabilities Net of Receivables and Other Assets—(1.64)%		(1,084,575)
Net Assets Applicable to 7,611,158 Shares Outstanding—100.00%		$66,173,052

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $11,404,100, which represents 17.23% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
«	PIK. The first payment of cash and/or principal will be made after March 15, 2023.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
USD – US Dollar

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